Share based compensation (Details 1) - Stock Appreciation Rights (SARs) [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Balance, No. of Units (Beginning) | shares	1,142,056
SARs granted during the year | shares	205,519
SARs exercised/converted/expired during the year | shares	0
SARs forfeited during the year | shares	(4,200)
Balance, No. of Units (Ending) | shares	1,343,375
Balance, Weighted average exercise price | $ / shares	$ 13.87
SARs granted during the year | $ / shares	9.2
SARs exercised/converted/expired during the year | $ / shares	0
SARs forfeited during the year | $ / shares	0
Balance, Weighted average exercise price | $ / shares	$ 13.16